Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (283,276)	$ (113,496)
Adjustments for:
Depreciation expense	15,394	45,448
Loss from disposal of furniture and equipment		42,346
Changes in:
Accounts receivable	(134,111)	(225,269)
Other receivables	(91,969)	(43,542)
Prepaid expenses and other current assets	1,012	66,994
Other payables and accruals	161,725	27,607
Deferred revenue	203,060	(139,659)
Net cash used in operating activities	(128,165)	(339,571)
Cash flows from investing activities:
Short term loan to a third party
Additions to leasehold improvements and equipment	(3,369)	(63,452)
Proceeds from sale of furniture and equipment		307
Net cash used in investing activities	(3,369)	(63,145)
Cash flows from financing activities:
Proceeds from advances from related parties	43,488	291,874
Repayment of advances from related parties		(8,850)
Net cash provided by financing activities	43,488	283,024
Effect of exchange rate changes on cash and cash equivalents	(12,063)	6,182
Net decrease in cash and cash equivalents	(100,109)	(113,510)
Cash and cash equivalents at the beginning of period	184,596	298,106
Cash and cash equivalents at the end of period	84,487	184,596
Supplemental disclosure of non-cash investing and financing activities:
Income tax paid	2,304	21,042
Right-of-use assets obtained in exchange for operating lease obligations	$ 554,643	$ 579,998